COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES. [Abstract]
Schedule of future minimum lease payments under all non-cancelable operating leases with an initial term in excess of one year
Amount
(in thousands)
2015	$2,455
2016	1,304
2017	—
2018	—
2019	—
Thereafter	—
Total	$3,759